U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

December 9, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    MANAGER DIRECTED PORTFOLIOS (the “Trust”)
    Securities Act Registration No: 333-133691
    Investment Company Act Registration No: 811-21897
    Deepwater Beachfront Small Cap ETF (S000097730)

Dear Madam or Sir:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and the regulations thereunder, the Trust, on behalf of its series, Deepwater Beachfront Small Cap ETF (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated December 8, 2025, and filed electronically as Post-Effective Amendment No. 182 to the Fund’s Registration Statement on Form N-1A on December 8, 2025.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at amber.kopp@usbank.com.

Very truly yours,

/s/ Amber C. Kopp
Amber C. Kopp
Secretary
U.S. Bank Global Fund Services
as Administrator of the Trust